UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03495

Deutsche DWS Money Market Trust
(formerly Deutsche Money Market Trust)
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-250-2500

Date of fiscal year end: 12/31

Date of reporting period: 7/1/17-6/30/18

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ICA File Number: 811-03495
Reporting Period: 07/01/2017 - 06/30/2018
Deutsche DWS Money Market Trust

DWS  Government  Money  Market Series (formerly Deutsche Government Money Market
Series),  DWS Government Cash Management Fund (formerly Deutsche Government Cash
Management  Fund)  and DWS Government Cash Reserves Fund Institutional (formerly
Deutsche Government Cash Reserves Fund Institutional), each a series of Deutsche
DWS  Money  Market Trust, are feeders in a master/feeder structure. Accordingly,
DWS  Government Money Market Series, DWS Government Cash Management Fund and DWS
Government  Cash  Reserves Fund Institutional hold only securities of the master fund, Government Cash Management Portfolio. Included in this filing is the proxy voting record for the Government Cash Management Portfolio.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06073
Reporting Period: 07/01/2017 - 06/30/2018
Government Cash Management Portfolio

==================      Government Cash Management Portfolio ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Money Market
Trust

By (Signature and Title) /s/Hepsen Uzcan

                                   Hepsen Uzcan, Chief Executive Officer and President

Date 8/15/18